Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Current:
US Federal				$ 0
State				6
Total current				6
Deferred:
US Federal				(75)
State				(1)
Total deferred				(76)
Income tax benefit			$ 251	$ (70)		$ 284
Predecessor
Current:
US Federal							$ (6)		$ (17)	$ 30
State							9		21	28
Total current							3		4	58
Deferred:
US Federal							(1,234)		(811)	(2,361)
State							(36)		(72)	(17)
Total deferred							(1,270)		(883)	(2,378)
Income tax benefit	$ 2	$ 85			$ (3)		$ (1,267)	$ 3	$ (879)	$ (2,320)